Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes [Abstract]
Schedule of Components of Income Tax Benefit (Expense)
Income tax expense consisted of the following:

(in millions)	December 31, 2025	December 31, 2024	December 31, 2023
Current income tax expense:
Current income tax benefit (expense)	$(33)	$(21)	$(13)
Adjustments in respect of current income tax of previous year	—	(6)	(3)
Deferred tax
Net operating and investment allowance carryforwards	(125)	(20)	(74)
Currency effect on non-monetary assets of subsidiary	84	(45)	23
Other change in temporary differences	51	—	1
Income tax expense reported in the consolidated statements of operations	$(23)	$(92)	$(66)

Schedule of Reconciliation Between Tax Benefit and Accounting Profit Multiplied by the Company's Tax Rate
A reconciliation between tax expense and accounting profit multiplied by the Company’s statutory rate of 0.0% is as follows:

(in millions)	December 31, 2025	December 31, 2024	December 31, 2023
Income (Loss) before income taxes	$911	$(170)	$1,084
Tax at Enacted Statutory Rate	$—	$—	$—
Foreign tax rate differential	(159)	80	(65)
Adjustments in respect to current income tax of previous years	—	(6)	(1)
Impact of unrecognized deferred tax assets	29	(116)	(20)
Impact of recognized deferred tax assets	187	—	—
Non-deductible expenses for tax purposes	(12)	(23)	—
Effects of change in tax status	(116)	—	—
Effects of foreign exchange gains (loss)	79	(35)	10
Impact of change in liability for uncertain tax positions	(3)	—	3
Withholding Tax	(6)	—	—
Other effects	(22)	8	7
Income tax (expense) benefit	$(23)	$(92)	$(66)
Effective income tax rate	(2.5)%	54.1%	(6.1)%

Schedule of Deferred Tax Assets and Liabilities
Components of the Company’s deferred tax assets and liabilities are attributable as follows:

(in millions)	December 31, 2025	December 31, 2024
Accelerated depreciation on property, plant and equipment	$(168)	$(33)
Losses, credits and investment allowances available for offsetting against future taxable income	266	180
Accrued expenses	47	9
Other	(30)	7
Net deferred tax assets	$115	$163
The classification of the net deferred tax assets in the statements of financial position is as follows:

(in millions)	December 31, 2025	December 31, 2024
Deferred tax assets	$231	$188
Deferred tax liabilities(1)	(116)	(25)
Net deferred tax assets	$115	$163
(1)     Included in Other non-current liabilities in the statements of financial position.

Schedule of Disclosure of Carryforward Tax
Unutilized gross operating and other loss carryforwards are as follows:

Type	December 31, 2025	December 31, 2024	Expiration as of December 31, 2025
(in millions)
U.S. Gross Operating Loss Carryforwards
U.S. Federal	$6,665	$5,724	2035–2037 ($4,227 million)
California	944	821	Beginning 2028
Other States	904	888	Beginning 2026
Singapore Gross Loss Carryforwards
Corporate Tax	$—	$58	Do not expire
Investment Losses	478	843	Do not expire
Capital Allowances	39	150	Do not expire
Germany Gross Loss Carryforwards
Corporate Tax	$937	$990	Do not expire
Trade Tax	658	724	Do not expire

Schedule of Deferred Tax Assets, Net
A reconciliation of deferred taxes, net is as follows:

(in millions)	December 31, 2025	December 31, 2024
Beginning balance	$163	$235
Tax (expense) benefit recognized to consolidated statements of operations	10	(65)
Tax (expense) benefit recognized to other comprehensive income (loss)	(6)	2
Deferred tax liabilities recognized from acquisition purchase accounting	(52)	(9)
Ending balance	$115	$163